Subsequent Events (Details) $ in Millions	Nov. 01, 2021 ft²	Mar. 14, 2022 shares	Feb. 01, 2022 USD ($) employee	Jan. 14, 2022 USD ($)	Jan. 06, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Sublease rentable square feet | ft²	37,883
Minimum payments for the non-cancellable lease | $			$ 16.6	$ 7.0	$ 6.3
Number of employees housed in lease property | employee			200
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Minimum payments for the non-cancellable lease | $			$ 16.6
Number of employees housed in lease property | employee			200
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number shares authorized | shares		17,233,274